Equity-Accounted Investments in Canadian Residential Developments	12 Months Ended
Dec. 31, 2021
Investment property [abstract]
Equity-Accounted Investments in Canadian Residential Developments	EQUITY-ACCOUNTED INVESTMENTS IN CANADIAN RESIDENTIAL DEVELOPMENTSThe Company has entered into certain arrangements in the form of jointly controlled entities and investments in associates for various Canadian multi-family rental developments. Joint ventures represent development properties held in partnership with third parties where decisions relating to the relevant activities of the joint venture require the unanimous consent of the partners. These arrangements are accounted for under the equity method.

The following table presents the change in the balance of equity-accounted investments in Canadian residential developments for the years ended December 31, 2021 and December 31, 2020.

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Opening balance	$74,955	$55,408
Advances	30,089	4,294
Distributions	(14,772)	—
Income from equity-accounted investments in Canadian residential developments	8,200	13,378
Translation adjustment	203	1,875
Balance, end of year	$98,675	$74,955
The following tables present the ownership interests and carrying values of the Company’s equity-accounted investments in Canadian residential developments. The financial information below discloses each investee at 100% and at Tricon's ownership interests in the net assets of the investee.

	December 31, 2021
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint ventures
WDL 3/4/7 LP	Toronto, ON	33%	$4,011	$117,115	$2,466	$63,372	$55,288	$18,437
WDL 8 LP	Toronto, ON	33%	7,150	176,171	13,732	141,191	28,398	9,473
WDL 20 LP	Toronto, ON	33%	760	47,401	853	40,660	6,648	2,223
DKT B10 LP (2)	Toronto, ON	33%	2,359	31,398	3,228	8,786	21,743	8,825
6-8 Gloucester LP (The Ivy)	Toronto, ON	47%	913	72,332	1,737	32,469	39,039	18,477
Labatt Village Holding LP (3)	Toronto, ON	38%	47	—	35	—	12	5
Queen Ontario LP	Toronto, ON	30%	2,271	113,238	908	63,104	51,497	15,775
			17,511	557,655	22,959	349,582	202,625	73,215
Associates
57 Spadina LP (The Taylor)	Toronto, ON	30%	907	154,984	6,014	65,787	84,090	25,460
			907	154,984	6,014	65,787	84,090	25,460
Total			$18,418	$712,639	$28,973	$415,369	$286,715	$98,675

	December 31, 2020
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint ventures
WDL 3/4/7 LP	Toronto, ON	33%	$1,050	$70,918	$7,813	$35,454	$28,701	$9,575
WDL 8 LP	Toronto, ON	33%	6,659	112,488	8,083	88,635	22,429	7,483
WDL 20 LP	Toronto, ON	33%	770	45,697	24	43,653	2,790	937
DKT B10 LP (2)	Toronto, ON	33%	2,683	2,551	966	—	4,268	2,994
6-8 Gloucester LP (The Ivy)	Toronto, ON	47%	3,587	40,799	3,091	6,676	34,619	16,398
Labatt Village Holding LP (3)	Toronto, ON	38%	—	43,160	16	—	43,144	16,180
			14,749	315,613	19,993	174,418	135,951	53,567
Associates
57 Spadina LP (The Taylor)	Toronto, ON	30%	448	113,215	3,419	39,724	70,520	21,388
			448	113,215	3,419	39,724	70,520	21,388
Total			$15,197	$428,828	$23,412	$214,142	$206,471	$74,955
(1) Tricon's share of net assets of $98,675 (December 31, 2020 - $74,955) is comprised of $96,393 (December 31, 2020 - $73,007) as per the investees' financial statements plus $2,282 (December 31, 2020 - $1,948) of fair value differences arising from the initial recognition on January 1, 2020 and foreign exchange translation adjustments.
(2) Tricon's share of net assets of DKT B10 LP includes the purchase price paid to third-party partners for a one-third ownership interest in the partnership.
(3) On November 12, 2021, Labatt Village Holding LP sold its 80% interest in the Labatt Village LP project partnership to the remaining joint venture partner.

	For the year ended December 31, 2021
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains (losses)	Net and other comprehensive income (loss)	Tricon's share of net income

Joint ventures
WDL 3/4/7 LP	Toronto, ON	33%	$5	$(12)	$3,129	$3,122	$1,040
WDL 8 LP	Toronto, ON	33%	—	(10)	3,112	3,102	1,034
WDL 20 LP	Toronto, ON	33%	—	—	—	—	—
DKT B10 LP	Toronto, ON	33%	—	—	6,389	6,389	2,130
6-8 Gloucester LP (The Ivy)	Toronto, ON	47%	—	—	4,231	4,231	1,989
Labatt Village Holding LP	Toronto, ON	38%	—	(77)	(5,245)	(5,322)	(1,997)
Queen Ontario LP	Toronto, ON	30%	363	(163)	—	200	60
			368	(262)	11,616	11,722	4,256
Associates
57 Spadina LP (The Taylor)	Toronto, ON	30%	—	(28)	13,171	13,143	3,944
			—	(28)	13,171	13,143	3,944
Total			$368	$(290)	$24,787	$24,865	$8,200

	For the year ended December 31, 2020
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains (losses)	Net and other comprehensive income (loss)	Tricon's share of net income

Joint ventures
WDL 3/4/7 LP	Toronto, ON	33%	$198	$(104)	$21,742	$21,836	$7,279
WDL 8 LP	Toronto, ON	33%	—	(75)	15,299	15,224	5,074
WDL 20 LP	Toronto, ON	33%	—	(2)	—	(2)	(1)
DKT B10 LP	Toronto, ON	33%	—	(16)	—	(16)	(5)
6-8 Gloucester LP (The Ivy)	Toronto, ON	47%	—	(2)	—	(2)	(1)
Labatt Village Holding LP	Toronto, ON	38%	—	(34)	(345)	(379)	(142)
			198	(233)	36,696	36,661	12,204
Associates
57 Spadina LP (The Taylor)	Toronto, ON	30%	—	(20)	3,933	3,913	1,174
			—	(20)	3,933	3,913	1,174
Total			$198	$(253)	$40,629	$40,574	$13,378

Based on the assessment of current economic conditions, there are no indicators of impairment of the Company's equity-accounted investments in Canadian residential developments as at December 31, 2021.